Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Work in progress	$ 286	$ 173
Finished goods	154	541
Total inventory	$ 440	$ 714